SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2021 USD ($)
Lease Cost
Operating Lease Cost (included In General And Admin In Company's Statement Of Operations)	$ 694,533
Other Information :
Cash Paid For Amounts Included In The Measurement Of Lease Liabilities For The Quarter Ended 9/30/2020	$ 719,272
Weighted Average Remaining Lease Term-operating Leases (in Years)	3 years 8 months 1 day
Operating Leases
Average Discount Rate - Operating Leases	5.00%
Long -term Right-of-use Assets	$ 2,328,950
Total Right-of-use Assets	2,328,950
Short-term Operating Lease Liabilities	596,098
Long-term Operating Lease Liabilities	1,942,242
Total Operating Lease Liabilities	2,538,340
Maturities Of The Company's Lease Liabilities Are As Follows:
2022	709,336
2023	753,074
2024	798,895
2025	526,944
Total Lease Payments	2,788,249
Less: Imputed Interest/present Value Discount	(249,909)
Present Value Of Lease Liabilities	$ 2,538,340